UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altavista Wealth Management, Inc.
Address:  Two Town Square Blvd. Suite 315
          Asheville, NC 28803


Form 13F File Number:  028-13966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine B. Nelson
Title:    Director of Operations
Phone:    828-684-2600

Signature, Place, and Date of Signing:

   /s/ Christine B. Nelson       Asheville, NC             May 16, 2011
   -----------------------       -------------             ------------
         [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          112
                                         -----------

Form 13F Information Table Value Total:  $   116,889
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
-------------------------  --------------   ---------  --------  -------------------  ----------  --------  -----------------------
                                                                                                               VOTING AUTHORITY
                                                        VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER    -----------------------
     NAME OF ISSUER        TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
-------------------------  --------------   ---------  --------  --------  ---  ----  ----------  --------  ------- ------ --------
Exxon Mobil Corp.          COM              30231G102     7,683    91,327  SH         SOLE                  SOLE
Pepsi Co                   COM              713448108     5,199    80,710  SH         SOLE                  SOLE
Intel Corp                 COM              458140100     3,924   194,463  SH         SOLE                  SOLE
General Electric Co.       COM              369604103     3,792   189,143  SH         SOLE                  SOLE
Berkshire Hathaway B       COM              084670702     3,712    44,391  SH         SOLE                  SOLE
iShares MSCI Emrg Mkt Fd   COM              464287234     3,559    73,123  SH         SOLE                  SOLE
Lowes Companies Inc        COM              548661107     2,937   111,135  SH         SOLE                  SOLE
Johnson & Johnson          COM              478160104     2,894    48,841  SH         SOLE                  SOLE
Wal-Mart Stores Inc        COM              931142103     2,841    54,579  SH         SOLE                  SOLE
Procter & Gamble           COM              742718109     2,582    41,920  SH         SOLE                  SOLE
Microsoft Corp             COM              594918104     2,368    93,259  SH         SOLE                  SOLE
Cisco Systems Inc          COM              17275R102     2,251   131,230  SH         SOLE                  SOLE
Streettracks Gold TRUST    COM              78463V107     2,217    15,853  SH         SOLE                  SOLE
Lincoln National Corp      COM              534187109     2,161    71,936  SH         SOLE                  SOLE
Automatic Data Processing  COM              053015103     2,039    39,743  SH         SOLE                  SOLE
Emerson Electric           COM              291011104     2,026    34,673  SH         SOLE                  SOLE
McDonalds Corp             COM              580135101     2,016    26,495  SH         SOLE                  SOLE
Stryker                    COM              863667101     1,980    32,569  SH         SOLE                  SOLE
Sysco Corp                 COM              871829107     1,971    71,154  SH         SOLE                  SOLE
Wells Fargo & Co New       COM              949746101     1,865    58,813  SH         SOLE                  SOLE
Conoco-Phillips            COM              20825C104     1,823    22,828  SH         SOLE                  SOLE
General Mills Inc          COM              370334104     1,667    45,604  SH         SOLE                  SOLE
iShares Barclay Tips       COM              464287176     1,585    14,518  SH         SOLE                  SOLE
Baxter International Inc   COM              071813109     1,552    28,858  SH         SOLE                  SOLE
Deere & Co                 COM              244199105     1,505    15,528  SH         SOLE                  SOLE
Qualcomm Inc               COM              747525103     1,493    27,223  SH         SOLE                  SOLE
Intl Business Machines     COM              459200101     1,360     8,339  SH         SOLE                  SOLE
Sigma Aldrich Corp         COM              826552101     1,351    21,224  SH         SOLE                  SOLE
Walt Disney Co             COM              254687106     1,289    29,908  SH         SOLE                  SOLE
Oracle Corporation         COM              68389X105     1,110    33,203  SH         SOLE                  SOLE
Amgen Inc.                 COM              031162100     1,094    20,471  SH         SOLE                  SOLE
BB&T Corporation           COM              054937107     1,061    38,669  SH         SOLE                  SOLE
Verizon Communications     COM              92343V104     1,055    27,380  SH         SOLE                  SOLE
Vanguard Emerging Markets  COM              922042858       977    19,960  SH         SOLE                  SOLE
Unitedhealth Group Inc     COM              91324P102       956    21,161  SH         SOLE                  SOLE
iShares GS$ Investor Corp  COM              464287242       931     8,605  SH         SOLE                  SOLE
Corning Inc                COM              219350105       923    44,761  SH         SOLE                  SOLE
Pfizer Incorporated        COM              717081103       919    45,230  SH         SOLE                  SOLE
AT&T                       COM              00206R102       894    29,217  SH         SOLE                  SOLE
Tractor Supply Company     COM              892356106       880    14,694  SH         SOLE                  SOLE
iShares S&P North Amer
  Natural                  COM              464287374       867    18,510  SH         SOLE                  SOLE
Blackrock Global Energy    COM              09250U101       856    27,301  SH         SOLE                  SOLE
E M C Corp Mass            COM              268648102       844    31,783  SH         SOLE                  SOLE
Cullen Frost Bankers       COM              229899109       694    11,758  SH         SOLE                  SOLE
Amern Tower Corp Class A   COM              029912201       692    13,349  SH         SOLE                  SOLE
Bed Bath & Beyond          COM              075896100       690    14,302  SH         SOLE                  SOLE
Freeport Mcmorn Cp&Gld B   COM              35671D857       689    12,400  SH         SOLE                  SOLE
ChevronTexaco Corp.        COM              166764100       687     6,387  SH         SOLE                  SOLE
Celgene Corp               COM              151020104       678    11,774  SH         SOLE                  SOLE
J P Morgan Chase & Co      COM              46625H100       675    14,638  SH         SOLE                  SOLE
Vanguard European VIPERS   COM              922042874       662    12,740  SH         SOLE                  SOLE
Coach Inc                  COM              189754104       660    12,684  SH         SOLE                  SOLE
Target Corporation         COM              87612E106       660    13,189  SH         SOLE                  SOLE
iShares CEF Real Estate    COM              464287739       658    11,073  SH         SOLE                  SOLE
Costco Whsl Corp New       COM              22160K105       642     8,761  SH         SOLE                  SOLE
Nike Inc Class B           COM              654106103       638     8,428  SH         SOLE                  SOLE
Autodesk Inc               COM              052769106       637    14,440  SH         SOLE                  SOLE
Johnson Controls Inc       COM              488366107       632    15,199  SH         SOLE                  SOLE
Exelon Corporation         COM              30161N101       625    15,167  SH         SOLE                  SOLE
Colgate-Palmolive Co       COM              194162103       623     7,709  SH         SOLE                  SOLE
Abbott Laboratories        COM              002824100       616    12,557  SH         SOLE                  SOLE
Darden Restaurants Inc     COM              237194105       616    12,535  SH         SOLE                  SOLE
Best Buy Inc               COM              086516101       607    21,127  SH         SOLE                  SOLE
Nvidia Corp                COM              67066G104       604    32,702  SH         SOLE                  SOLE
Research In Motion Ltd     COM              760975102       586    10,357  SH         SOLE                  SOLE
Ishares Msci Grmny Idx     COM              464286806       573    22,100  SH         SOLE                  SOLE
American Intl Group Inc    COM              026874784       549    15,613  SH         SOLE                  SOLE
Vanguard Corp Bond Etf     COM              92206C409       503     6,500  SH         SOLE                  SOLE
Vanguard Bond Index Fund   COM              921937827       497     6,200  SH         SOLE                  SOLE
iShares Lehman US
  Aggregate BD             COM              464287226       474     4,505  SH         SOLE                  SOLE
Barclays Bank              COM              06739H776       429    17,000  SH         SOLE                  SOLE
Vanguard Specialized
  Portfol C                COM              921908844       411     7,400  SH         SOLE                  SOLE
Transocean Inc.            COM              H8817H100       403     5,167  SH         SOLE                  SOLE
Clough Global Oppty Fd     COM              18914E106       401    28,950  SH         SOLE                  SOLE
United Technologies        COM              913017109       396     4,680  SH         SOLE                  SOLE
United Parcel Svc Inc CL
  B                        COM              911312106       396     5,327  SH         SOLE                  SOLE
Proshares Ultrashort
  Lehman 20                COM              74347R297       386    10,300  SH         SOLE                  SOLE
Philip Morris Intl         COM              718172109       372     5,664  SH         SOLE                  SOLE
Gabelli Divid & Incm Pfd   COM              345395206       360    14,373  SH         SOLE                  SOLE
Pimco Exch Traded Fund     COM              72201R833       354     3,510  SH         SOLE                  SOLE
3M Company                 COM              88579Y101       350     3,741  SH         SOLE                  SOLE
iShares 1-3 yr Treasury
  Bond                     COM              464287457       337     4,021  SH         SOLE                  SOLE
Heinz H J Co Com           COM              423074103       330     6,765  SH         SOLE                  SOLE
Duke Energy Corporation    COM              26441C105       324    17,825  SH         SOLE                  SOLE
Bank of America Corp.      COM              060505104       319    23,953  SH         SOLE                  SOLE
Apple Computer Inc         COM              037833100       315       904  SH         SOLE                  SOLE
Nuveen Qual Pfd Inc Fd     COM              67072C105       313    37,780  SH         SOLE                  SOLE
Ishares Tr Lehman Bd Fd    COM              464288646       303     2,900  SH         SOLE                  SOLE
Pharmaceutical Holdrs Tr
  Depos                    COM              71712A206       297     4,500  SH         SOLE                  SOLE
Omnicom Group Inc          COM              681919106       297     6,060  SH         SOLE                  SOLE
Biotech Holders Tr         COM              09067D201       287     2,700  SH         SOLE                  SOLE
Vanguard Intermediate
  Term Bon                 COM              921937819       281     3,430  SH         SOLE                  SOLE
Vanguard Intl Eqty Index   COM              922042775       281     5,700  SH         SOLE                  SOLE
Devon Energy Cp New        COM              25179M103       281     3,060  SH         SOLE                  SOLE
Progress Energy            COM              743263105       278     6,026  SH         SOLE                  SOLE
Franklin Street Ppty Cp    COM              35471R106       273    19,396  SH         SOLE                  SOLE
Streettracks Series
  Trust SPDR               COM              78464A722       271     5,792  SH         SOLE                  SOLE
Vanguard Scottsdale Etf    COM              92206C102       266     4,400  SH         SOLE                  SOLE
Schlumberger Ltd.          COM              806857108       266     2,854  SH         SOLE                  SOLE
Hewlett-Packard Company    COM              428236103       262     6,394  SH         SOLE                  SOLE
Home Depot Inc             COM              437076102       255     6,894  SH         SOLE                  SOLE
Price T Rowe Tx Fr Hi
  Yld Fd                   COM              741486104       249    24,420  SH         SOLE                  SOLE
SunAmerica Focused Alpha   COM              867038101       248    13,638  SH         SOLE                  SOLE
Nuveen NC Muni Bond Fd R   COM              67065P816       246    24,334  SH         SOLE                  SOLE
General Elec Cap Corp      COM              369622519       238     9,350  SH         SOLE                  SOLE
iShares MSCI EAFE Fd       COM              464287465       216     3,602  SH         SOLE                  SOLE
Western Asset Claymore     COM              95766R104       213    17,300  SH         SOLE                  SOLE
Altria Group Inc           COM              02209S103       212     8,151  SH         SOLE                  SOLE
Clorox Company             COM              189054109       212     3,021  SH         SOLE                  SOLE
Gabelli Dividend &
  Income Tr 5              COM              36242H203       203     8,075  SH         SOLE                  SOLE
Ing Groep Nv               Preferred Stock  456837509       393    18,522  SH         SOLE                  SOLE
Partnerre Ltd              Preferred Stock  G6852T204       490    20,049  SH         SOLE                  SOLE